Net Debt	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Net Debt
Net Debt*

Net debt ratio*	Second	Second	First	First
	quarter	quarter	half	half	Year
$ million	2018	2017	2018	2017	2017
Gross debt	60,358	63,004	60,358	63,004	63,230
Fair value (asset) liability of hedges related to finance debt(a)	1,104	60	1,104	60	175
	61,462	63,064	61,462	63,064	63,405
Less: cash and cash equivalents	22,185	23,270	22,185	23,270	25,586
Net debt	39,277	39,794	39,277	39,794	37,819
Equity	101,770	98,461	101,770	98,461	100,404
Net debt ratio	27.8%	28.8%	27.8%	28.8%	27.4%

Analysis of changes in net debt	Second	Second	First	First
	quarter	quarter	half	half	Year
$ million	2018	2017	2018	2017	2017
Opening balance
Finance debt(a)	62,189	61,832	63,230	58,300	58,300
Fair value (asset) liability of hedges related to finance debt(b)	46	597	175	697	697
Less: cash and cash equivalents(c)	22,242	23,794	25,575	23,484	23,484
Opening net debt	39,993	38,635	37,830	35,513	35,513
Closing balance
Finance debt(a)	60,358	63,004	60,358	63,004	63,230
Fair value (asset) liability of hedges related to finance debt(b)	1,104	60	1,104	60	175
Less: cash and cash equivalents	22,185	23,270	22,185	23,270	25,586
Closing net debt	39,277	39,794	39,277	39,794	37,819
Decrease (increase) in net debt	716	(1,159)	(1,447)	(4,281)	(2,306)
Movement in cash and cash equivalents (excluding exchange adjustments)	257	(726)	(3,221)	(583)	1,558
Net cash outflow (inflow) from financing	524	42	1,908	(3,069)	(2,520)
Other movements	(123)	(13)	(150)	(79)	(564)
Movement in net debt before exchange effects	658	(697)	(1,463)	(3,731)	(1,526)
Exchange adjustments	58	(462)	16	(550)	(780)
Decrease (increase) in net debt	716	(1,159)	(1,447)	(4,281)	(2,306)

(a)	The fair value of finance debt at 30 June 2018 was $61,619 million (31 December 2017 $65,165 million).

(b)
Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $774 million (full year 2017 liability of $634 million and second quarter 2017 liability of $1,167 million) are not included in the calculation of net debt shown above as hedge accounting is not applied for these instruments.

(c)	See Note 1 for further information.

On 3 July 2018, in the ordinary course of business, the group issued bonds totalling $2.8 billion with maturity dates ranging from 6 to 10 years. The issuance has no effect on the group's net debt or net debt ratio.